Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by stage (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,360,339		£ 1,329,242
Coverage ratio	0.90%		1.40%
Impairment reversal/(charge) of investment in subsidiary	£ (653)	[1]	£ 4,838	£ 1,912
Loan loss rate			1.38%
Loans and advances at amortised cost	361,451	[2]	£ 342,632
Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances at amortised cost	361,451		342,632
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6,284)		(9,399)
Net gains on financial instruments designated at fair value | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 18,800		£ 9,500
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.20%		0.20%
Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.10%		4.20%
Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	29.80%		33.40%
Total Barclays Group Wholesale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,994		£ 7,551
Total Barclays Group Wholesale | Financial assets at amortised cost | Government
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances at amortised cost	9,400
Head Office
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment reversal/(charge) of investment in subsidiary	0		91	27
Barclays UK | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment reversal/(charge) of investment in subsidiary	(365)		1,467	712
Barclays International | Operating segments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment reversal/(charge) of investment in subsidiary	(288)		3,280	1,173
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	709,164		686,728
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	715,448		696,127
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6,284)		(9,399)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	631,007		580,903
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,423)		(1,289)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	75,908		103,897
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,317)		(4,322)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,533		11,327
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,544)		(3,788)
Loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment reversal/(charge) of investment in subsidiary	(635)		4,685	1,904
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 361,451		£ 342,632
Coverage ratio	1.60%		2.40%
Impairment reversal/(charge) of investment in subsidiary	£ (121)		£ 3,909
Loan loss rate	0.00%		1.11%
Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 367,193		£ 350,967
Loans and advances at amortised cost | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,742)		(8,335)
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 317,659		£ 289,931
Coverage ratio	0.40%		0.40%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 318,865		£ 290,964
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,206)		(1,033)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 39,078		£ 47,442
Coverage ratio	4.90%		7.00%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 41,093		£ 51,006
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,015)		(3,564)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,714		£ 5,259
Coverage ratio	34.80%		41.50%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,235		£ 8,997
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,521)		(3,738)
Loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 216,917		£ 207,896
Coverage ratio	2.10%		3.00%
Impairment reversal/(charge) of investment in subsidiary	£ (46)		£ 2,841
Loan loss rate	0.00%		1.33%
Loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 221,496		£ 214,249
Loans and advances at amortised cost | Total Barclays Group retail | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (4,579)		£ (6,353)
Loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.50%		0.40%
Loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 190,411		£ 178,565
Loans and advances at amortised cost | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (866)		£ (732)
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	6.90%		9.60%
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 25,899		£ 30,116
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,780)		£ (2,889)
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	37.30%		49.10%
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,186		£ 5,568
Loans and advances at amortised cost | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,933)		(2,732)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 144,534		£ 134,736
Coverage ratio	0.80%		1.40%
Impairment reversal/(charge) of investment in subsidiary	£ (75)		£ 1,068
Loan loss rate	0.00%		0.78%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 145,697		£ 136,718
Loans and advances at amortised cost | Total Barclays Group Wholesale | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,163)		£ (1,982)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.30%		0.30%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 128,454		£ 112,399
Loans and advances at amortised cost | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (340)		£ (301)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.50%		3.20%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 15,194		£ 20,890
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (235)		£ (675)
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	28.70%		29.30%
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,049		£ 3,429
Loans and advances at amortised cost | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(588)		(1,006)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,484		£ 5,396
Coverage ratio	7.90%		7.50%
Impairment reversal/(charge) of investment in subsidiary	£ 0		£ 91
Loan loss rate	0.00%		1.56%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,869		£ 5,831
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (385)		£ (435)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%		0.10%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,735		£ 4,267
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (2)		£ (4)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	8.40%		7.10%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 429		£ 720
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (36)		£ (51)
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	49.20%		45.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 705		£ 844
Loans and advances at amortised cost | Head Office | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(347)		(380)
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 546		£ 572
Coverage ratio	3.40%		5.10%
Impairment reversal/(charge) of investment in subsidiary	£ 0		£ 0
Loan loss rate	0.00%		0.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 565		£ 603
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (19)		£ (31)
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%		0.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 542		£ 570
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0		£ 0
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%		0.00%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2		£ 0
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0		£ 0
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	90.50%		93.90%
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 21		£ 33
Loans and advances at amortised cost | Head Office | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(19)		(31)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 184,451		£ 176,890
Coverage ratio	1.00%		1.70%
Impairment reversal/(charge) of investment in subsidiary	£ (227)		£ 1,070
Loan loss rate	0.00%		0.59%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 186,389		£ 179,878
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,938)		£ (2,988)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.20%		0.20%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 160,695		£ 153,250
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (261)		£ (332)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	4.20%		6.30%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 22,779		£ 23,896
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (949)		£ (1,509)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	25.00%		42.00%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,915		£ 2,732
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(728)		(1,147)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 38,150		£ 37,111
Coverage ratio	0.80%		0.70%
Impairment reversal/(charge) of investment in subsidiary	£ 122		£ 154
Loan loss rate	0.32%		0.41%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 38,457		£ 37,369
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (307)		£ (258)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.40%		0.00%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 35,571		£ 31,918
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (153)		£ (13)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.20%		3.00%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,917		£ 4,325
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (43)		£ (129)
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	11.50%		10.30%
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 969		£ 1,126
Loans and advances at amortised cost | Barclays UK | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(111)		(116)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 27,982		£ 25,610
Coverage ratio	7.50%		10.30%
Impairment reversal/(charge) of investment in subsidiary	£ 181		£ 1,680
Loan loss rate	0.60%		5.89%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 30,238		£ 28,540
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (2,256)		£ (2,930)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.30%		1.90%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 25,981		£ 21,048
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (603)		£ (396)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	29.50%		24.20%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,691		£ 5,500
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (795)		£ (1,329)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	54.80%		60.50%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,566		£ 1,992
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group retail | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(858)		(1,205)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 105,838		£ 97,053
Coverage ratio	0.80%		1.70%
Impairment reversal/(charge) of investment in subsidiary	£ (197)		£ 914
Loan loss rate	0.00%		0.93%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 106,675		£ 98,746
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (837)		£ (1,693)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.20%		0.40%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 92,341		£ 79,911
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Stage 1 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (187)		£ (288)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.40%		3.30%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 13,275		£ 16,565
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (192)		£ (546)
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	43.20%		37.80%
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,059		£ 2,270
Loans and advances at amortised cost | Barclays International | Operating segments | Total Barclays Group Wholesale | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(458)		(859)
Off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 347,713		£ 344,096
Coverage ratio	0.20%		0.30%
Impairment reversal/(charge) of investment in subsidiary	£ (514)		£ 776
Off balance sheet loan commitments and financial guarantee contracts | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	348,255		345,160
Off balance sheet loan commitments and financial guarantee contracts | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(542)		(1,064)
Off balance sheet loan commitments and financial guarantee contracts | Financial assets at amortised cost | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (542)		£ (1,064)
Off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%		0.10%
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 312,142		£ 289,939
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (217)		£ (256)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.90%		1.40%
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 34,815		£ 52,891
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (302)		£ (758)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.80%		2.10%
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,298		£ 2,330
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23)		(50)
Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment reversal/(charge) of investment in subsidiary	(18)		153
Other financial assets subject to impairment | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	155,200		180,300	149,300
Other financial assets subject to impairment | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(114)		(165)	(24)
Other financial assets subject to impairment | Stage 1 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	154,900		175,700	148,500
Other financial assets subject to impairment | Stage 1 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6)		(11)	(12)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				800
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				(2)
Fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	157		4,400
Fair value through other comprehensive income | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)		(9)
Other assets | Lifetime expected credit losses | Stage 3 | Carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	110		154	10
Other assets | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (107)		£ (145)	£ (10)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.